INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2013 Canada [Member]	Sep. 30, 2012 Canada [Member] Predecessor [Member]	Dec. 31, 2011 Canada [Member] Predecessor [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2013 United States [Member]	Sep. 30, 2012 United States [Member] Predecessor [Member]	Dec. 31, 2011 United States [Member] Predecessor [Member]	Dec. 31, 2012 Other Country [Member]	Dec. 31, 2013 Other Country [Member]	Sep. 30, 2012 Other Country [Member] Predecessor [Member]	Dec. 31, 2011 Other Country [Member] Predecessor [Member]
Earnings (loss) from continuing operations	(23.6)	(130.3)	652.8	(789.5)	(31.6)	(108.9)	651.2	(773.0)	8.0	(21.4)	1.6	(16.7)	0	0	0	0.2
Earnings (loss) from discontinued operations	(12.9)	3.1	(3.6)	(194.5)
Earnings (loss) before income taxes	(36.5)	(127.2)	649.2	(984.0)